INVENTORIES (Schedule of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials, parts and supplies	$ 8,552	$ 11,172
Work in process	1,404	1,267
Finished products	15,017	19,494
Inventory, Net	$ 24,973	$ 31,933